Consolidated Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Operating Activities:
Net loss	$ (477,678)	$ (245,371)	$ (528,643)	$ 45,589
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	5,657	6,679	13,082	16,618
Amortization of debt discount
Discontinued operations
Gain/Loss from discontinued operations
Change in fair value of derivative instruments	(718,036)	(23,432)	1,209	(606,150)
Stock based payments
Changes in operating assets and liabilities:
Prepaid expenses and other assets
Others asset
Inventory Raw Materials
Accounts receivable		(12,282)	(10,958)	19,922
Accounts payable			2,392
Accrued expenses	68,500	125,000	260,127	149,225
Accrued interest	68,749	50,138	100,552	116,080
Deposits
Net cash used in operating activities	(97,452)	(99,268)	(162,239)	(258,716)
Investing Activities:
Goodwill on Consolidation
Paradise Gardens
Purchase of property and equipment	(10,529)		(23,453)	(3,153)
Net cash used in investing activities	(10,529)		(23,453)	(3,153)
Financing Activities:
Proceeds from issuance of convertible debt, net of debt discounts
Repayment of loan from related party
Proceeds from related party loans, net of debt discounts	124,009	117,183	217,749	288,468
Effective of exchange rates on cash	(13,998)	(17,869)	(31,988)	(30,228)
Net cash provided by financing activities	110,011	99,314	217,749	288,468
Net change in cash	2,030	(46)	69	(3,629)
Cash, beginning of period	2,224	2,155	2,155	5,784
Cash, end of period	$ 4,253	$ 2,201	$ 2,224	$ 2,155